Description of the Plan - Narrative (Details) - EBP 002		12 Months Ended
	Aug. 01, 2024 USD ($)	Dec. 31, 2025 USD ($) loan hour shares	Dec. 31, 2024 USD ($) yr shares	Dec. 31, 2023 USD ($)
EBP, Description of Plan [Line Items]
Transfer from merged-in plan	$ 26,052,767	$ 34,546
Discretionary contribution, percentage		3.00%
Vesting period			6 years
Vesting percentage			100.00%
Participant contributions, after tax, annual maximum		$ 15,000
Automatic deferral rate		6.00%
Participant compensation matched, percentage		6.00%
Employer contribution, discretionary, service period | hour		1
Maximum vesting age | yr			65
Employer contributions		$ 65,232,658
Service period for divestiture of company stock, employer contributions before 2025		3 years
Vesting percentage, graded			20.00%
Vesting service period, graded			2 years
Number of loans | loan		1
General loan, borrowing term		5 years
Minimum borrowing, amount		$ 1,000
Maximum borrowing, amount		$ 50,000
Maximum borrowing, to total account, percentage		50.00%
Basis spread on variable rate		1.00%
Common stock released (in shares) | shares		601,695
Common stock unallocated (in shares) | shares		2,750,858	3,352,469
Participant-Directed
EBP, Description of Plan [Line Items]
Transfer from merged-in plan		$ 34,546
Employer contributions		26,123,638
Employer Matching Contribution
EBP, Description of Plan [Line Items]
Employer contributions		$ 39,046,509
Forfeited nonvested account, decrease from employer contribution			$ 2,800,009	$ 3,022,427
Discretionary Contribution
EBP, Description of Plan [Line Items]
Forfeited nonvested account, decrease from employer contribution			$ 1,852,339	$ 1,833,002